PEOFIT (LOSS) BEFORE TAXATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Total depreciation and amortisation	$ 67,275	$ 61,953	$ 51,549
Cost of inventories recognised as expense (included in voyage expenses)	78,172	57,633	47,135
Expense recognised in respect of equity-settled share-based payments	8,134	3,336	1,831
Employee benefits expenses (including directors' remuneration and share based payments)	28,053	27,206	14,534
Cost of defined benefit plan and defined contribution plans included in employee benefits expenses	1,320	1,096	1,019
Tender offer and related expenses	10,307	0	0
Property, plant and equipment not subject to operating leases [member]
Statement1 [Line Items]
Depreciation of ships, dry-docking and plant and equipment (Note 13)	30,498	25,866	22,003
Depreciation of other property, plant and equipment	57	51	39
Amortisation of intangible assets	155	165	146
Total depreciation and amortisation	30,710	26,082	22,188
Property, plant and equipment subject to operating leases [member]
Statement1 [Line Items]
Depreciation of ships and ship equipment – right-of-use assets	35,676	34,898	24,674
Depreciation of property – right-of-use assets	889	938	946
Total depreciation and amortisation – right-of-use assets	36,565	35,836	25,620
Property, plant and equipment operating leases [Member]
Statement1 [Line Items]
Total depreciation and amortisation	$ 67,275	$ 61,918	$ 47,808